Oil and Gas Properties (Tables)	6 Months Ended
Jun. 30, 2022
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
December 31, 2020	$1,236,954	$987,519	$2,224,473
Expenditures	66,122	-	66,122
Depletion	(188,446)	(227,240)	(415,686)
Change in ARO estimate	(459,601)	5,305	(454,296)
December 31, 2021	655,029	765,584	1,420,613
Depletion	(56,416)	(92,457)	(148,873)
Change in ARO estimate	(638,818)	(5,562)	(644,380)
June 30, 2022	$(40,205)	$667,565	$627,360